Financial Instruments and Fair Value Measurement - Fair Value Measurements (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 10,504	$ 9,949
Derivative asset current	10,468	9,777
Derivative asset noncurrent	36	172
Derivative liability	8,056	7,032
Derivative liability current	423	2,302
Derivative liability noncurrent	7,633	4,730
Credit Facility Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	649,139	658,163
Local Bank Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	$ 23,102	$ 28,618